Liability under insurance contracts and reinsurance contracts - Summary of Changes in the remaining coverage elements and occurrence elements of reinsurance contract assets (liabilities) (Details) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets		₩ 88,353
Beginning balance, Reinsurance contract liabilities		93,240
Reinsurance revenue		3,116,553	₩ 2,899,599	₩ 2,741,730
Reinsurance finance income and expense, Other comprehensive income		(2,073)	(28,283)
Reinsurance finance income and expense		(99,439)	(516,097)	807,964
Ending balance, Reinsurance contract assets		184,754	88,353
Ending balance, Reinsurance contract liabilities		98,063	93,240
Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Reinsurance revenue, Accrued reinsurance amount		1,655,435	1,573,969
Reinsurance revenue, Changes in incident fulfillment cash flow		130,423	116,545
Reinsurance revenue, Etc.	[1]	(17,984)	(7,479)
Reinsurance revenue		3,051,999	2,859,958
Reinsurance service expense		2,055,165	1,714,372
Recovery of investment elements and reinsurance premiums		(4,941,397)	(5,355,137)
Reinsurance finance income and expense		4,950,718	5,179,467
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums		6,897,049	6,209,129
Cash flow for the period		(1,221,006)	(1,623,401)
Other increase/decrease		(9)	(120)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Remaining coverage elements - Excluding loss factors [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Reinsurance service expense		332,203	241,232
Recovery of investment elements and reinsurance premiums		0	0
Reinsurance finance income and expense		4,823,422	5,059,109
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums		6,897,049	6,209,129
Cash flow for the period		5,304,237	5,229,238
Other increase/decrease		(3)	269
Insurance contracts other than those to which premium allocation approach has been applied [member] | Remaining coverage elements - Loss factor [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Reinsurance service expense		47,812	(51,908)
Recovery of investment elements and reinsurance premiums		0	0
Reinsurance finance income and expense		60,060	56,325
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums		0	0
Cash flow for the period		0	0
Other increase/decrease		(6)	(490)
Reinsurance contracts held [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets		62,814	59,017
Beginning balance, Reinsurance contract liabilities		(93,162)	(62,770)
Beginning balance, Net reinsurance contract assets (liabilities)		(30,348)	(3,753)
Reinsurance revenue, Accrued reinsurance amount		89,856	72,651
Reinsurance revenue, Changes in incident fulfillment cash flow		(29,334)	(32,100)
Reinsurance revenue, Etc.		(7,381)	(116)
Reinsurance revenue		53,141	40,435
Reinsurance service expense, Fair value method		(28,839)	(52,637)
Reinsurance service expense, Etc.		(28,514)	(19,449)
Reinsurance service expense		(57,353)	(72,086)
Recovery of investment elements and reinsurance premiums		0	0
Reinsurance finance income and expense, Current profit or loss		62	(864)
Reinsurance finance income and expense, Other comprehensive income		(2,091)	(28,293)
Reinsurance finance income and expense		(2,029)	(29,157)
Cash flow for the period, Reinsurance premium paid		221,033	229,319
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits		(33,580)	(43,405)
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums		(140,620)	(152,052)
Cash flow for the period		46,833	33,862
Other increase/decrease		(613)	351
Ending balance, Reinsurance contract assets		107,689	62,814	59,017
Ending balance, Reinsurance contract liabilities		(98,058)	(93,162)	(62,770)
Ending balance, Net reinsurance contract assets (liabilities)		9,631	(30,348)	(3,753)
Reinsurance contracts held [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Remaining coverage elements - Excluding loss factors [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets		19,436	8,453
Beginning balance, Reinsurance contract liabilities		(143,204)	(106,247)
Beginning balance, Net reinsurance contract assets (liabilities)		(123,768)	(97,794)
Reinsurance revenue, Accrued reinsurance amount		0	0
Reinsurance revenue, Changes in incident fulfillment cash flow		0	0
Reinsurance revenue, Etc.		10	(1)
Reinsurance revenue		10	(1)
Reinsurance service expense, Fair value method		(28,839)	(52,637)
Reinsurance service expense, Etc.		(28,514)	(19,767)
Reinsurance service expense		(57,353)	(72,404)
Recovery of investment elements and reinsurance premiums		(143,510)	(152,684)
Reinsurance finance income and expense, Current profit or loss		(1,350)	(2,156)
Reinsurance finance income and expense, Other comprehensive income		(2,685)	(28,793)
Reinsurance finance income and expense		(4,035)	(30,949)
Cash flow for the period, Reinsurance premium paid		221,033	229,319
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits		0	0
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums		2,348	0
Cash flow for the period		223,381	229,319
Other increase/decrease		(549)	745
Ending balance, Reinsurance contract assets		47,331	19,436	8,453
Ending balance, Reinsurance contract liabilities		(153,155)	(143,204)	(106,247)
Ending balance, Net reinsurance contract assets (liabilities)		(105,824)	(123,768)	(97,794)
Reinsurance contracts held [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Remaining coverage elements - Loss factor [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets		5,055	5,236
Beginning balance, Reinsurance contract liabilities		23,112	22,662
Beginning balance, Net reinsurance contract assets (liabilities)		28,167	27,898
Reinsurance revenue, Accrued reinsurance amount		0	0
Reinsurance revenue, Changes in incident fulfillment cash flow		0	0
Reinsurance revenue, Etc.		(7,391)	(115)
Reinsurance revenue		(7,391)	(115)
Reinsurance service expense, Fair value method		0	0
Reinsurance service expense, Etc.		0	318
Reinsurance service expense		0	318
Recovery of investment elements and reinsurance premiums		0	0
Reinsurance finance income and expense, Current profit or loss		37	29
Reinsurance finance income and expense, Other comprehensive income		244	384
Reinsurance finance income and expense		281	413
Cash flow for the period, Reinsurance premium paid		0	0
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits		0	0
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums		0	0
Cash flow for the period		0	0
Other increase/decrease		(64)	(347)
Ending balance, Reinsurance contract assets		3,806	5,055	5,236
Ending balance, Reinsurance contract liabilities		17,187	23,112	22,662
Ending balance, Net reinsurance contract assets (liabilities)		20,993	28,167	27,898
Reinsurance contracts held [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Accident factors that occur
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets		38,323	45,328
Beginning balance, Reinsurance contract liabilities		26,930	20,815
Beginning balance, Net reinsurance contract assets (liabilities)		65,253	66,143
Reinsurance revenue, Accrued reinsurance amount		89,856	72,651
Reinsurance revenue, Changes in incident fulfillment cash flow		(29,334)	(32,100)
Reinsurance revenue, Etc.		0	0
Reinsurance revenue		60,522	40,551
Reinsurance service expense, Fair value method		0	0
Reinsurance service expense, Etc.		0	0
Reinsurance service expense		0	0
Recovery of investment elements and reinsurance premiums		143,510	152,684
Reinsurance finance income and expense, Current profit or loss		1,375	1,263
Reinsurance finance income and expense, Other comprehensive income		350	116
Reinsurance finance income and expense		1,725	1,379
Cash flow for the period, Reinsurance premium paid		0	0
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits		(33,580)	(43,405)
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums		(142,968)	(152,052)
Cash flow for the period		(176,548)	(195,457)
Other increase/decrease		0	(47)
Ending balance, Reinsurance contract assets		56,552	38,323	45,328
Ending balance, Reinsurance contract liabilities		37,910	26,930	20,815
Ending balance, Net reinsurance contract assets (liabilities)		₩ 94,462	₩ 65,253	₩ 66,143

[1]	Include amounts allocated to loss components, etc.